Income Tax (Details) - Schedule of composition of income tax expense (income) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Composition of Income Tax Expense Income [Abstract]
Current tax expense	$ 845	$ 107
Deferred tax income	(581)	(5,013)
Income tax expense (income)	$ 264	$ (4,906)